Long-Term Debt and Interest Rate Swap Arrangements (Debt) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 7.125% Senior Secured Notes due 2017	Dec. 31, 2012 7.125% Senior Secured Notes due 2017	Dec. 31, 2011 7.125% Senior Secured Notes due 2017	Mar. 23, 2010 7.125% Senior Secured Notes due 2017	Mar. 31, 2013 7.5% Senior Secured Notes due 2019, net of original issue discount	Dec. 31, 2012 7.5% Senior Secured Notes due 2019, net of original issue discount	Dec. 31, 2011 7.5% Senior Secured Notes due 2019, net of original issue discount	Sep. 25, 2009 7.5% Senior Secured Notes due 2019, net of original issue discount	Mar. 31, 2013 7.375% Senior Secured Notes due 2020	Dec. 31, 2012 7.375% Senior Secured Notes due 2020	Dec. 31, 2011 7.375% Senior Secured Notes due 2020	Mar. 23, 2010 7.375% Senior Secured Notes due 2020	Mar. 31, 2013 5.125% Senior Secured Notes due 2022	Dec. 31, 2012 5.125% Senior Secured Notes due 2022	Jul. 02, 2012 5.125% Senior Secured Notes due 2022	Mar. 31, 2013 4.375% Senior Secured Notes due 2023, net of original issue discount	Dec. 31, 2012 4.375% Senior Secured Notes due 2023, net of original issue discount	Mar. 31, 2013 5.95% Senior Secured Notes due 2043, net of original issue discount	Dec. 31, 2012 5.95% Senior Secured Notes due 2043, net of original issue discount	Mar. 31, 2013 Senior secured credit facility	Dec. 31, 2012 Senior secured credit facility	Dec. 31, 2011 Senior secured credit facility	Mar. 31, 2013 Capital lease obligations	Dec. 31, 2012 Capital lease obligations	Dec. 31, 2011 Capital lease obligations
Debt Instrument [Line Items]
Debt and capital lease obligations	$ 3,596	$ 3,477	$ 2,490	$ 376	$ 500	$ 500	$ 500	$ 760	$ 988	$ 986	$ 1,000	$ 500	$ 500	$ 500	$ 500	$ 500	$ 500	$ 500	$ 750	$ 0	$ 300	$ 0	$ 328	$ 903	$ 434	$ 82	$ 86	$ 70
Current portion of debt and capital lease obligations	(11)	(12)	(10)
Long-term portion of debt and capital lease obligations	$ 3,585	$ 3,465	$ 2,480